Average Annual Total Returns{- Health Care Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-15 - Health Care Portfolio	Health Care Portfolio-Default Return Before Taxes Past 1 year	Health Care Portfolio-Default Return Before Taxes Past 5 years	Health Care Portfolio-Default Return Before Taxes Past 10 years	Health Care Portfolio-Default After Taxes on Distributions Past 1 year	Health Care Portfolio-Default After Taxes on Distributions Past 5 years	Health Care Portfolio-Default After Taxes on Distributions Past 10 years	Health Care Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Health Care Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Health Care Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1513 Past 1 year	F1513 Past 5 years	F1513 Past 10 years
Total	11.50%	19.43%	19.28%	9.12%	17.57%	16.99%	8.30%	15.46%	15.62%	28.71%	18.47%	16.55%	20.61%	17.81%	17.53%